Earnings Per Share (Computations Of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income for the computation of basic and diluted earnings per share	$ 1,178,730	$ 810,447	$ 292,410
Weighted average ordinary shares outstanding - basic	203,850,828	175,912,662	113,463,813
Basic earnings per share	$ 5.78	$ 4.61	$ 2.58
Weighted average ordinary shares outstanding - diluted	206,224,135	178,684,989	115,002,458
Diluted earnings per share	$ 5.72	$ 4.54	$ 2.54